Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	R$ 3,472,845	R$ 3,222,768
Bonds and securities	16,121	1,465
Collaterals and escrow accounts	182	197
Trade accounts receivable	4,433,193	3,768,242
Dividends receivable	68,162	67,066
CRC transferred to the Paraná State Government		287,789
Sectorial financial assets	383,740	173,465
Accounts receivable - concessions	5,121	4,515
Contract assets	148,488	285,682
Other current receivables	749,816	514,185
Inventories	197,779	162,791
Income tax and social contribution receivable	151,912	86,410
Other current recoverable taxes	1,508,864	1,565,323
Prepaid expenses	53,649	36,987
	11,189,872	10,176,885
Assets held for sale		1,230,546
TOTAL CURRENT ASSETS	11,189,872	11,407,431
Long Term Assets
Bonds and securities	344,937	299,065
Other temporary investments	19,985	22,385
Collaterals and escrow accounts	142,764	133,521
Trade accounts receivable	82,233	51,438
CRC transferred to the Paraná State Government		1,104,835
Judicial deposits	591,131	486,746
Sectorial financial assets	383,740	173,465
Accounts receivable - concessions	2,261,684	1,897,825
Contract assets	6,739,560	5,207,115
Other noncurrent receivables	916,606	845,460
Income tax and social contribution receivable	153,850	137,778
Deferred income tax and social contribution	963,259	1,191,104
Other noncurrent recoverable taxes	3,143,546	4,539,498
Prepaid expenses	27	44
Total long term asset	15,743,322	16,090,279
Investments	3,042,134	2,729,517
Property, plant and equipment	10,142,591	9,495,460
Intangible assets	9,215,560	6,929,456
Right-of-use asset	204,056	132,521
Total non current assets	38,347,663	35,377,233
TOTAL ASSETS	49,537,535	46,784,664
CURRENT LIABILITIES
Payroll, social charges and accruals	604,810	684,046
Accounts payable to suppliers	2,585,735	2,291,307
Income tax and social contribution payable	63,946	681,831
Other taxes due	440,933	490,608
Loans and financing	579,770	717,677
Debentures	2,144,485	1,881,411
Dividend payable	330,947	991,887
Post-employment benefits	68,836	69,231
Sectorial charges payable	198,386	33,712
Research and development and Energy efficiency	292,495	380,186
Accounts payable related to concession	104,963	88,951
Sectorial financial liabilities	139,770	188,709
Lease liability	47,240	41,193
Other accounts payable	370,383	235,400
PIS and Cofins to be refunded to consumers	7,294	121,838
Before liabilities associated with assets held for sale	7,979,993	8,897,987
Liabilities associated with assets held for sale		756,405
TOTAL CURRENT LIABILITIES	7,979,993	9,654,392
NONCURRENT LIABILITIES
Accounts payable to suppliers	125,249	145,145
Deferred income tax and social contribution	1,364,828	484,338
Other taxes due	594,810	622,483
Loans and financing	3,098,674	2,470,854
Debentures	6,003,132	4,876,070
Post-employment benefits	1,226,338	1,424,383
Research and development and Energy efficiency	334,602	284,825
Accounts payable related to concession	798,996	642,913
Sectorial financial liabilities	153,409
Lease liability	165,494	97,168
Other accounts payable	599,909	469,886
PIS and Cofins to be refunded to consumers	3,319,501	3,805,985
Provisions for legal claims	1,597,365	1,555,704
TOTAL NONCURRENT LIABILITIES	19,382,307	16,879,754
EQUITY
Capital	10,800,000	10,800,000
Equity valuation adjustments	426,170	353,349
Legal reserve	1,457,087	1,209,458
Profit retention reserve	7,785,092	6,088,855
Additional dividends proposed from the non-capitalized earning reserve	1,368,675	1,507,449
TOTAL EQUITY	21,837,024	19,959,111
Attributable to non-controlling interests	338,211	291,407
TOTAL EQUITY AFTER NON-CONTROLLING INTERESTS	22,175,235	20,250,518
TOTAL LIABILITIES & EQUITY	R$ 49,537,535	R$ 46,784,664